Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2020		Dec 31, 2019
	Current	Non-current	Current	Non-current
Trade payables	22,664	—	29,497	—
Other payables [A]	6,941	1,843	6,356	2,060
Amounts due to joint ventures and associates	3,281	39	3,312	40
Accruals and deferred income	8,791	422	10,043	242
Total	41,677	2,304	49,208	2,342
[A] Includes obligations under environmental schemes for compliance purposes of $2,053 million as at December 31, 2020. (See Note 29)